Document and Entity Information	Jan. 03, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	Alvarium Tiedemann Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40103
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	396-5904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 9, 2023, Alvarium Tiedemann Holdings, Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (as amended by Amendment No. 1 on Form 8-K/A filed on February 21, 2023, the “Original Report”) to report the closing of the Business Combination and related matters under Items 1.01, 2.01, 2.03, 3.02, 3.03, 4.01, 5.01, 5.02, 5.03, 5.05, 5.06, 7.01 and 9.01 of Form 8-K. This Amendment No. 2 amends the financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (a)(i) the audited consolidated financial statements of TWMH for the years ended December 31, 2022, 2021 and 2020 and the related notes, (ii) the audited combined and consolidated financial statements of the TIG Entities for the years ended December 31, 2022, 2021 and 2020 and the related notes, and (iii) the audited consolidated financial statements of Alvarium for the years ended December 31, 2022, 2021 and 2020 and the related notes, (b)(i) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations for TWMH for the year ended December 31, 2022, (ii) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations for the TIG Entities for the year ended December 31, 2022, and (iii) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations for Alvarium for the year ended December 31, 2022, and (c) the unaudited pro forma condensed combined financial information of the Company and the historical and combined non-GAAP measures of TWMH, the TIG Entities and Alvarium as of and for the year ended December 31, 2022. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used herein by not defined herein have the meanings given to such terms in the Original Report.
Entity Central Index Key	0001838615
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ALTI
Security Exchange Name	NASDAQ
Public Warrants Liability [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ALTIW
Security Exchange Name	NASDAQ